Capital Stock (Details 3b) - USD ($)	1 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Nov. 23, 2015	Mar. 31, 2015	Mar. 31, 2014
Fair Value per share				$ 8.36
Service Agreements [Member]
Market price per share	$ 5.00	$ 6.75
Exercise price per share	$ 7.00	$ 7.00
Risk-free interest rate	1.16%	1.70%
Term	3 years	5 years
Volatility	77.88%	77.95%
Dividend rate	0.00%	0.00%
Fair Value per share	$ 2.12	$ 4.22
Warrant shares granted	3,750	7,500
Expense recognized	$ 79,600	$ 31,700